TCW/DW Term Trust 2003
LETTER TO THE SHAREHOLDERS [] MARCH 31, 2002

Dear Shareholder:

For the 12-month period ended March 31, 2002, the net asset value of TCW/DW Term Trust 2003 increased from $10.75 to $11.01 per share. Based on this change, and including reinvestment of dividends totaling $0.56 per share, the Trust's total rate of return for the period was 7.95 percent. Over the same period, the market price of the Trust's shares on the New York Stock Exchange (NYSE) increased from $10.13 to $10.69 per share. Based on this change, and including reinvestment of dividends, the Trust's total return for the 12-month period was 10.91 percent.

Market Overview


The pronounced slowdown over the last year in the U.S. economy led the Federal Reserve Board to implement an unprecedented number of interest-rate cuts in 2001, lowering the federal funds rate 11 times and by 475 basis points, from
6.50 percent to 1.75 percent. The National Bureau of Economic Research reported that the economy went into a recession in March 2001, because of changes in business expectations concerning the near-term profitability of the Internet and related technologies. This change in expectations led to a decline in investment spending. The September terrorist attacks thwarted the economy's first attempts at recovery, but by early December many sectors appeared to be rebounding. Retail sales, industrial production and orders for durable goods, along with home sales and consumer confidence, posted increases. U.S. Treasury yields began rising sharply during the first quarter of 2002 in anticipation of a shift in monetary policy. As expected, the central bank voted unanimously in late March to leave its target short-term interest rate at 1.75 percent, declaring that the risks to the economy were now evenly balanced between weakness and inflation. The Fed also stated that its monetary policy would remain accommodative for the time being because the degree of strengthening in final demand was uncertain and continued to be a risk to the expansion.

Short Treasuries benefited the most from the Fed's rate cuts in 2001. The yield on three-month Treasuries fell 250 basis points between March 31, 2001, and March 31, 2002. The two-year Treasury began the review period at 4.18 percent, declined to 2.30 percent in early November and then rose to 3.72 percent by the end of March. Yields on longer-dated Treasuries also reached their lows for the year in early November and then rebounded. The mortgage sector was one of the best-performing sectors in the fixed-income market during the period under review, due in part to its limited credit exposure, as the vast majority of mortgage-backed securities are in the upper tiers of credit quality. A decline in market volatility and the presence of favorable technical factors helped spreads between mortgages and Treasuries contract since year-end. Demand for mortgage product has been strong. The recent increase in mortgage rates has led to a decline in refinancing activity.

The Portfolio


According to TCW Investment Management Company (TCW), the Trust's adviser, approximately 58.3 percent of the Trust is invested in mortgage pass-through securities issued by agencies of the U.S. government or in AAA-rated collateralized mortgage obligations (CMOs) with durations, average lives or

TCW/DW Term Trust 2003
LETTER TO THE SHAREHOLDERS [] MARCH 31, 2002 Continued

expected maturity dates that correspond closely to the termination date of the Trust. An additional 15 percent is invested in inverse-floating-rate CMOs issued by U.S. government agencies. Inverse floaters have coupons that reset by a multiple in a direction opposite to that of a specified index. Approximately
26.7 percent of the Trust is invested in AAA-rated municipal bonds and short-term investments. The municipal bond holdings play an important role, as the Trust seeks to achieve its objective of returning the original $10 per share offering price to shareholders at maturity. The remaining assets are invested in cash and other short-term securities.

Looking Ahead


Many economists expect GDP to exceed 4 percent in the first quarter of 2002, and some predict that the Fed will begin raising rates as early as May or June. TCW believes that continued strength in productivity may provide some support to the Treasury market and allow the Federal Reserve to keep interest rates lower in the face of growth as a result of lessened concern about inflation. Nonetheless, the Treasury market will remain vulnerable to further selling as evidence of economic strength accumulates. TCW believes that the mortgage sector is positioned to perform well in the coming months. TCW expects demand to remain strong and looks for additional declines in volatility to continue narrowing the spread between mortgages and Treasuries. According to TCW, the mortgage sector continues to offer investors high levels of liquidity and credit quality. The Trust's investment strategy remains focused on certain types of CMOs and other well-structured securities as a means of reducing portfolio exposure to prepayment risk.

The Trust's net asset value and NYSE market values will continue to fluctuate in response to changes in market conditions and interest rates. As stated in the Trust's original prospectus, the Trust's income and dividends are expected to decline over the term of the Trust and as the Trust approaches its termination on or about December 31, 2003.

We would like to remind you that the Trustees have approved a procedure whereby the Trust may attempt, when appropriate, to reduce or eliminate a market value discount from net asset value by repurchasing shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase. During the period under review, the Trust purchased 2,007,600 shares of common stock at a weighted average market discount of 5.33 percent.

We appreciate your ongoing support of TCW/DW Term Trust 2003 and look forward to continuing to serve your investment needs and objectives.

Very truly yours,

/s/ Charles A. Fiumefreddo               /s/ Mitchell M. Merin

Charles A. Fiumefreddo                   Mitchell M. Merin
Chairman of the Board                    President

TCW/DW Term Trust 2003
RESULTS OF ANNUAL MEETING


                                     * * *

On October 23, 2001, an annual meeting of the Trust's shareholders was held for the purpose of electing Trustees, the results of which were as follows:


(1) Election of Trustees:



Edwin J. Garn
For ............................................................. 65,751,631
Withheld ........................................................    859,434
Michael E. Nugent
For ............................................................. 65,757,740
Withheld ........................................................    853,325
Philip J. Purcell
For ............................................................. 65,572,426
Withheld ........................................................  1,038,639

The following Trustees were not standing for reelection at this meeting:
Michael Bozic, Charles A. Fiumefreddo, Wayne E. Hedien, James F. Higgins, Dr. Manuel H. Johnson and John L. Schroeder.

TCW/DW Term Trust 2003
PORTFOLIO OF INVESTMENTS [] MARCH 31, 2002


 PRINCIPAL
 AMOUNT IN                                                                   COUPON        MATURITY
 THOUSANDS                                                                    RATE           DATE         VALUE
-----------                                                                  ------        --------       -----
              Collateralized Mortgage Obligations (69.1%)
              U.S. Government Agencies (46.9%)
$  2,802      Federal Home Loan Mortgage Corp. 1409 S (PAC) ...............  19.04+%       11/15/07   $  3,220,466
  50,609      Federal Home Loan Mortgage Corp. 1465 G (PAC) ...............   7.00         12/15/07     52,285,385
   9,700      Federal Home Loan Mortgage Corp. 1522 K .....................   6.50         12/15/22      9,665,265
   1,724      Federal Home Loan Mortgage Corp. 1539 SA .................... 14.629 +       06/15/08      1,836,688
  38,006      Federal Home Loan Mortgage Corp. 1542 N (PAC) ...............   7.00         01/15/22     39,101,824
  26,924      Federal Home Loan Mortgage Corp. 1543 UG (PAC) ..............   7.00         01/15/23     27,038,004
  14,584      Federal Home Loan Mortgage Corp. 1544 M ..................... 14.144 +       07/15/08     15,454,555
     803      Federal Home Loan Mortgage Corp. 1556 SA ....................  15.48 +       08/15/13        802,350
   9,341      Federal Home Loan Mortgage Corp. 1563 SA .................... 12.408 +       08/15/08      9,932,277
     770      Federal Home Loan Mortgage Corp. 1565 IB (TAC) ..............  13.05 +       08/15/08        788,222
   5,235      Federal Home Loan Mortgage Corp. 1576 SA ....................  10.14 +       09/15/08      5,362,111
  32,363      Federal Home Loan Mortgage Corp. 1602 PW (PAC) ..............   6.50         12/15/21     33,389,613
   8,574      Federal Home Loan Mortgage Corp. 1993 G 15 PA ...............   7.00         12/25/21      8,588,212
   6,710      Federal National Mortgage Assoc. 1993-101 SA (TAC) ..........  9.227 +       06/25/08      7,038,033
   6,394      Federal National Mortgage Assoc. 1993-101 SB (TAC) .......... 20.571 +       06/25/08      7,188,841
   2,268      Federal National Mortgage Assoc. 1993-114 SC ................   9.00 +       07/25/08      2,364,142
  30,066      Federal National Mortgage Assoc. 1993-21 H (PAC) ............   7.00         03/25/22     30,549,812
  15,898      Federal National Mortgage Assoc. 1993-135 S ................. 12.999 +       07/25/08     16,308,012
  20,548      Federal National Mortgage Assoc. 1993-141 B .................   7.00         04/25/23     20,609,927
   2,681      Federal National Mortgage Assoc. 1993-165 SM (TAC) .......... 14.936 +       05/25/23      2,713,210
   2,649      Federal National Mortgage Assoc. 1993-173 S ................. 14.625 +       09/25/08      2,858,244
  20,612      Federal National Mortgage Assoc. 1993-206 N .................   6.50         11/25/23     20,599,019
     787      Federal National Mortgage Assoc. 1993-233 J .................   6.00         06/25/08        800,299
  14,901      Federal National Mortgage Assoc. 1993-41C (PAC) .............   7.00         03/25/21     15,271,926
   4,178      Federal National Mortgage Assoc. 1993-63 SD (TAC) ........... 11.842 +       05/25/08      4,286,545
   3,627      Federal National Mortgage Assoc. 1993-65 SC ................. 12.985 +       06/25/12      3,937,751
   9,923      Federal National Mortgage Assoc. 1993-72 SA ................. 13.995 +       05/25/08     10,740,372
   7,979      Federal National Mortgage Assoc. 1993-72 S ..................   8.75 +       05/25/08      8,256,777
   2,243      Federal National Mortgage Assoc. 1993-86 SD ................. 15.895 +       05/25/08      2,573,125
   9,019      Federal National Mortgage Assoc. 1993-93 SA ................. 16.123 +       05/25/08     10,745,388
   7,760      Federal National Mortgage Assoc. 1993-95 SE ................. 17.108 +       06/25/08      9,266,731
   7,414      Federal National Mortgage Assoc. 1993-98 N ..................   7.00         06/25/23      7,510,365
   4,832      Federal National Mortgage Assoc. 1993-196 SA ................ 15.467 +       10/25/08      5,342,914
   3,722      Federal National Mortgage Assoc. 1993-26 A ..................   7.00         07/25/23      3,723,602
                                                                                                      ------------
              Total U.S. Government Agencies (Cost $378,677,867)....................................   400,150,007
                                                                                                      ------------


                        See Notes to Financial Statements

TCW/DW Term Trust 2003
PORTFOLIO OF INVESTMENTS [] MARCH 31, 2002 Continued


 PRINCIPAL
 AMOUNT IN                                                                          COUPON         MATURITY
 THOUSANDS                                                                           RATE            DATE         VALUE
-----------                                                                         ------         --------       -----
              Private Issues (22.2%)
$  7,165      Bear Stearns Mortgage Securities Inc. 1993-6 A7 (PAC) ...............   7.10 %        06/25/24  $  7,149,325
  14,026      Bear Stearns Mortgage Securities Inc. 1993-8 A7 (PAC) ...............   7.50          08/25/24    14,606,033
  31,475      Bear Stearns Mortgage Securities Inc. 1993-8 A11 (TAC) ..............   7.50          08/25/24    31,864,723
  21,020      Chase Mortgage Finance Corp.1993-G A10 (PAC) ........................   7.00          05/25/24    21,217,557
   4,082      First Boston Mortgage Securities Corp. 1993-5 A15 ...................   7.30          03/25/09     4,178,157
  36,683      General Electric Capital Mortgage Services, Inc. 1994-1 A8 ..........   6.50          01/25/24    36,989,479
  10,397      Prudential Home Mortgage Securities 1993-23 A12 (PAC) ...............   6.50          07/25/08    10,475,561
  13,805      Prudential Home Mortgage Securities 1993-35 A12 .....................   6.75          09/25/08    14,014,900
  10,866      Prudential Home Mortgage Securities 1993-60 A3 (PAC) ................   6.75          12/25/23    10,887,067
  26,181      Resolution Funding Mortgage Securities I 1993-S40 A8 (TAC) ..........   6.75          11/25/23    26,487,867
   5,315      Ryland Mortgage Securities Corp. 1993-3 7 (PAC) .....................  6.712          08/25/08     5,324,134
   6,124      Salomon Brothers Mortgage Securities VII Inc. 1993-5 A4 .............  7.279*         09/25/23     6,208,751
                                                                                                              ------------
              Total Private Issues ($184,956,107)..........................................................    189,403,554
                                                                                                              ------------
              Total Collateralized Mortgage Obligations
              (Cost $563,633,974)..........................................................................    589,553,561
                                                                                                              ------------
              U.S. Government Agency Mortgage Pass-Through Securities (2.7%)
   3,629      Federal Home Loan Mortgage Corp. PC Gold ............................   6.00          06/01/08     3,708,967
     930      Federal National Mortgage Assoc. ....................................   5.50          02/01/09       935,479
   7,602      Federal National Mortgage Assoc. ....................................  6.745          08/01/30     7,729,787
   4,529      Federal National Mortgage Assoc. ARM ................................  6.838          07/01/30     4,594,688
     972      Federal National Mortgage Assoc. ....................................   7.00          08/01/08     1,013,836
   2,608      Federal National Mortgage Assoc. ARM ................................   7.21          07/01/30     2,655,248
   2,186      Federal National Mortgage Assoc. ARM ................................  7.366          07/01/30     2,256,825
                                                                                                              ------------
              Total U.S. Government Agency Mortgage Pass-Through Securities
              (Cost $22,311,809)...........................................................................     22,894,830
                                                                                                              ------------
              U.S. Government Agency Obligation (1.2%)
  10,000      Federal Home Loan Mortgage Corp. (Cost $10,434,248)..................  6.375          11/15/03    10,432,140
                                                                                                              ------------
              Tax-Exempt Municipal Bonds (14.1%)
              Educational Facilities Revenue (3.6%)
   5,000      Maricopa County Unified School District # 41, Arizona, Gilbert Refg
                (FGIC) ............................................................  0.00           01/01/03     4,918,450
  11,445      Houston Independent School District, Texas, Refg ....................  0.00           08/15/04    10,605,738
              Spring Independent School District, Texas,
   8,205        Refg Ser 1993 .....................................................  0.00           02/15/03     8,038,274
   8,100        Refg Ser 1993 .....................................................  0.00           02/15/04     7,631,982
                                                                                                              ------------
                                                                                                                31,194,444
                                                                                                              ------------


                        See Notes to Financial Statements

TCW/DW Term Trust 2003
PORTFOLIO OF INVESTMENTS [] MARCH 31, 2002 Continued


 PRINCIPAL
 AMOUNT IN                                                                        COUPON         MATURITY
 THOUSANDS                                                                         RATE            DATE        VALUE
-----------                                                                       ------         --------      -----
              Electric Revenue (3.4%)
$ 12,840      Austin, Texas, Combined Ser A (MBIA) ...........................    0.00 %         11/15/02   $ 12,665,222
  17,500      San Antonio, Texas, Electric & Gas Refg Ser A (Ambac) ..........    0.00           02/01/04     16,515,100
                                                                                                            ------------
                                                                                                              29,180,322
                                                                                                            ------------
              General Obligation (4.3%)
  19,650      North Slope Boro, Alaska, Ser 1992 A (MBIA) ....................    0.00           06/30/02     19,545,069
   5,000      Scottsdale, Arizona, Refg (Secondary MBIA) .....................    0.00           07/01/04      4,661,300
              Port of Oakland, California,
   3,000        Refg Ser 1993 F (MBIA) .......................................    0.00           11/01/03      2,877,480
   3,500        Refg Ser 1993 F (MBIA) .......................................    0.00           11/01/04      3,237,255
   6,500      New Orleans, Louisiana, Refg (Ambac) ...........................    0.00           09/01/04      6,018,350
                                                                                                            ------------
                                                                                                              36,339,454
                                                                                                            ------------
              Hospital Revenue (1.1%)
  10,000      California Statewide Communities Development Authority,
                UniHealth Ser A (Ambac) ......................................    0.00           10/01/04      9,302,100
                                                                                                            ------------
              Other Revenue (0.6%)
   5,460      Rosemont, Illinois, Tax Increment Ser C-3 (FGIC) ...............    0.00           12/01/03      5,213,755
                                                                                                            ------------
              Water & Sewer Revenue (1.1%)
  10,000      Houston Texas, Water & Sewer Jr Lien Ser C (Ambac) .............    0.00           12/01/03      9,540,800
                                                                                                            ------------
              Total Tax-Exempt Municipal Bonds
              (Cost $116,243,342).....................................................................      120,770,875
                                                                                                           ------------
              Short-Term Investments (12.5%)
              Commercial Paper (a) (11.2%)
              Diversified Manufacturing (4.0%)
  22,000      General Electric Co. ...........................................    1.80           05/28/02     21,932,900
  12,000      General Electric Co. ...........................................    1.82           07/11/02     11,936,300
                                                                                                            ------------
                                                                                                              33,869,200
                                                                                                            ------------
              Finance - Corporate (2.3%)
   1,200      Ciesco, L.P. ...................................................    1.79           04/04/02      1,199,642
  15,785      Ciesco, L.P. ...................................................    1.78           04/10/02     15,775,634
   3,000      Ciesco, L.P. ...................................................    1.80           04/19/02      2,996,850
                                                                                                            ------------
                                                                                                              19,972,126
                                                                                                            ------------
              Finance/Rental/Leasing (0.4%)
   2,000      International Lease Finance Corp. ..............................    1.89           06/12/02      1,992,020
   1,000      Paccar Finnacial Corp. .........................................    1.82           04/15/02        999,141
                                                                                                            ------------
                                                                                                               2,991,161
                                                                                                            ------------



                        See Notes to Financial Statements

TCW/DW Term Trust 2003
PORTFOLIO OF INVESTMENTS [] MARCH 31, 2002 Continued


 PRINCIPAL
 AMOUNT IN                                                                     COUPON           MATURITY
 THOUSANDS                                                                      RATE               DATE         VALUE
-----------                                                                    ------           --------        -----
              Foods & Beverages (1.2%)
$  3,000      Nestle Capital Corp. .........................................    1.81 %            05/15/02   $  2,992,911
   7,000      Nestle Capital Corp. .........................................    1.78              07/08/02      6,964,697
                                                                                                             ------------
                                                                                                                9,957,608
                                                                                                             ------------
              Investment Banks/Brokers (2.9%)
  25,000      Salomon Smith Barney Inc. ....................................    1.85              04/01/02     24,996,145
                                                                                                             ------------
              Pharmaceuticals: Major (0.4%)
   2,500      Schering Corp. ...............................................    1.99              07/23/02      2,483,831
   1,000      Schering Corp. ...............................................    2.00              08/01/02        993,000
                                                                                                             ------------
                                                                                                                3,476,831
                                                                                                             ------------
              Total Commercial Paper (Cost $95,279,739)................................................        95,263,071
                                                                                                             ------------
              U.S. Government Agencies (a) (0.8%)
   5,000      Federal Farm Credit ..........................................    1.95              10/01/02      4,944,740
   2,500      Federal Home Loan Banks ......................................    1.88              09/04/02      2,479,111
                                                                                                             ------------
              Total U.S. Government Agencies (Cost $7,430,238).........................................         7,423,851
                                                                                                             ------------
              Repurchase Agreement (0.5%)
   4,064      The Bank of New York (dated 03/28/02; proceeds $4,065,167) (b)
                (Cost $4,064,434) ..........................................    1.625             04/01/02      4,064,434
                                                                                                             ------------
              Total Short-Term Investments (Cost $106,774,411).........................................       106,751,356
                                                                                                             ------------
              Total Investments (Cost $819,397,784) (c)..................................             99.6%   850,402,762
              Other Assets in Excess of Liabilities .....................................              0.4      3,460,235
                                                                                                             ------------
              Net Assets ................................................................            100.0%  $853,862,997
                                                                                                             ============

------------

ARM     Adjustable Rate Mortgage.
PC      Participation Certificate.
PAC     Planned Amortization Class.
TAC     Targeted Amortization Class.
+ Inverse floater: interest rate moves inversely to a designated index, such as LIBOR (London Inter-Bank Offered Rate) or COFI (Cost of Funds Index), typically at a multiple of the changes of the relevant index rate. Rate shown is the rate in effect at March 31, 2002.
* Floating rate security. Rate shown is the rate in effect at March 31, 2002.
(a) Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b) Collateralized by $4,325,299 U.S. Treasury Note 3.50% due 11/15/06 valued at $4,145,731.
(c) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $31,021,085 and the aggregate gross unrealized depreciation is $16,107, resulting in net unrealized appreciation of $31,004,978.


Bond Insurance:
--------------
Ambac   Ambac Assurance Corporation.
FGIC    Financial Guaranty Insurance Company.
MBIA    Municipal Bond Investors Assurance Corporation.



                        See Notes to Financial Statements

TCW/DW Term Trust 2003
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
March 31, 2002



Assets:
Investments in securities, at value
 (cost $819,397,784)...............................................    $850,402,762
Interest receivable ...............................................       4,168,643
Prepaid expenses ..................................................          15,918
                                                                       ------------
  Total Assets ....................................................     854,587,323
                                                                       ------------
Liabilities:
Payable for:
 Management fee ...................................................         338,924
 Investment advisory fee ..........................................         225,949
Accrued expenses ..................................................         159,453
Contingencies (Note 8) ............................................               -
                                                                       ------------
  Total Liabilities ...............................................         724,326
                                                                       ------------
  Net Assets ......................................................    $853,862,997
                                                                       ============
Composition of Net Assets:
Paid-in-capital ...................................................    $751,850,094
Net unrealized appreciation .......................................      31,004,978
Accumulated undistributed net investment income ...................      74,237,410
Accumulated net realized loss .....................................      (3,229,485)
                                                                       ------------
  Net Assets ......................................................    $853,862,997
                                                                       ============
  Net Asset Value Per Share,
  77,563,380 shares outstanding (unlimited shares authorized of $.01
    per value .....................................................           11.01
                                                                              =====



                        See Notes to Financial Statements

TCW/DW Term Trust 2003
FINANCIAL STATEMENTS continued

Statement of Operations
For the year ended March 31, 2002



Net Investment Income:
Interest Income ...............................    $72,808,664
                                                   -----------
Expenses:
Management fee ................................      3,336,594
Investment advisory fee .......................      2,224,396
Transfer agent fees and expenses ..............        243,635
Registration fees .............................         68,723
Professional fees .............................         64,306
Shareholder reports and notices ...............         62,233
Insurance expense .............................         38,071
Trustees' fees and expenses ...................         13,822
Custodian fees ................................          3,572
Other .........................................        243,771
                                                   -----------
  Total Operating Expenses ....................      6,299,123
Interest expense ..............................      5,879,301
                                                   -----------
  Total Expenses ..............................     12,178,424
                                                   -----------
  Net Investment Income .......................     60,630,240
                                                   -----------
Net Realized and Unrealized Gain (Loss):
Net realized loss .............................        (24,007)
Net change in unrealized appreciation .........      2,176,165
                                                   -----------
  Net Gain ....................................      2,152,158
                                                   -----------
Net Increase ..................................    $62,782,398
                                                   ===========



                        See Notes to Financial Statements

TCW/DW Term Trust 2003
FINANCIAL STATEMENTS continued

Statement of Changes in Net Assets




                                                                                  FOR THE YEAR       FOR THE YEAR
                                                                                      ENDED             ENDED
                                                                                 MARCH 31, 2002     MARCH 31, 2001
                                                                                ----------------   ---------------
Increase (Decrease) in Net Assets:
Operations:
Net investment income .......................................................   $ 60,630,240       $ 52,168,908
Net realized loss ...........................................................        (24,007)          (297,559)
Net change in unrealized appreciation/depreciation ..........................      2,176,165         61,485,693
                                                                                ------------       ------------
  Net Increase ..............................................................     62,782,398        113,357,042
Dividends to shareholders from net investment income ........................    (44,006,765)       (48,052,393)
Decrease from transactions in shares of beneficial interest .................    (20,550,386)       (40,984,206)
                                                                                ------------       ------------
  Net Increase (Decrease) ...................................................     (1,774,753)        24,320,443
Net Assets:
Beginning of period .........................................................    855,637,750        831,317,307
                                                                                ------------       ------------
End of Period
(Including accumulated undistributed net investment income of $74,237,410 and
$57,531,095, respectively)...................................................   $853,862,997       $855,637,750
                                                                                ============       ============



                        See Notes to Financial Statements

TCW/DW Term Trust 2003
FINANCIAL STATEMENTS continued

Statement of Cash Flows
For the year ended March 31, 2002



Increase (Decrease) in Cash:
Cash Flows Provided by Operating Activities:
Net increase in net assets from operations .................................................    $   62,782,398
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Purchase of investments ....................................................................       (10,445,700)
Principal sales/prepayments of investments .................................................       415,592,275
Net purchases of short-term investments ....................................................      (104,344,934)
Decrease in receivables and other assets related to operations .............................         1,522,868
Decrease in payables related to operations .................................................          (814,801)
Net amortization of discount/premium .......................................................        (9,071,125)
Net realized loss on investments ...........................................................            24,007
Net unrealized appreciation on investments .................................................        (2,176,165)
                                                                                                --------------
  Net Cash Provided by Operating Activities ................................................       353,068,823
                                                                                                --------------
Cash Flows Used for Financing Activities:
Net payments for shares of beneficial interest repurchased .................................       (21,158,058)
Net payments for maturities of reverse repurchase agreements ...............................      (287,904,000)
Dividends to shareholders from net investment income .......................................       (44,006,765)
                                                                                                --------------
  Net Cash Used for Financing Activities ...................................................      (353,068,823)
                                                                                                --------------
Net Increase (Decrease) in Cash ............................................................                 -
                                                                                                --------------
Cash Balance at Beginning of Period ........................................................                 -
                                                                                                --------------
Cash Balance at End of Period ..............................................................    $            -
                                                                                                ==============
Cash paid during the period for interest ...................................................    $    6,751,553
                                                                                                ==============



                        See Notes to Financial Statements

TCW/DW Term Trust 2003
NOTES TO FINANCIAL STATEMENTS [] MARCH 31, 2002

1. Organization and Accounting Policies

TCW/DW Term Trust 2003 (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The Trust's investment objective is to provide a high level of current income and return $10 per share to shareholders on the termination date. The Trust seeks to achieve its objective by investing in high quality fixed-income securities. The Trust was organized as a Massachusetts business trust on January 20, 1993 and commenced operations on April 29, 1993. The Trust will distribute substantially all of its net assets on or about December 31, 2003 and will then terminate.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. Valuation of Investments - (1) portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (2) when market quotations are not readily available, including circumstances under which it is determined by TCW Investment Management Company (the "Adviser") that sale and bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees; (3) certain portfolio securities may be valued by an outside pricing service approved by the Trustees. The pricing service may utilize a matrix system incorporating security quality, maturity and coupon as the evaluation model parameters, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining what it believes is the fair valuation of the portfolio securities valued by such pricing service; and (4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments - Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. The Trust amortizes premiums and accretes discounts over the life of the respective securities. Interest income is accrued daily.

C. Federal Income Tax Status - It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

TCW/DW Term Trust 2003
NOTES TO FINANCIAL STATEMENTS [] MARCH 31, 2002 continued

D. Dividends and Distributions to Shareholders - The Trust records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.


2. Management/Investment Advisory Agreements

Pursuant to a Management Agreement, the Trust pays Morgan Stanley Services Company Inc. (the "Manager") a management fee, accrued weekly and payable monthly, by applying the annual rate of 0.39% to the Trust's weekly net assets.


Pursuant to an Investment Advisory Agreement the Trust pays the Adviser an advisory fee, accrued weekly and payable monthly, by applying the annual rate of 0.26% to the Trust's weekly net assets.


3. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales/prepayments of portfolio securities, excluding short-term investments, for the year ended March 31, 2002 were as follows:




                                                                  PURCHASES      SALES/PREPAYMENTS
                                                               --------------   ------------------
U.S. Government Agencies ...................................    $10,445,700        $331,335,586
Private Issue Collateralized Mortgage Obligations ..........              -          84,256,689

Morgan Stanley Trust, an affiliate of the Manager, is the Trust's transfer agent. At March 31, 2002, the Trust had transfer agent fees and expenses payable of approximately $7,300.

TCW/DW Term Trust 2003
NOTES TO FINANCIAL STATEMENTS [] MARCH 31, 2002 continued

4. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:




                                                                                                                 CAPITAL
                                                                                                                 PAID IN
                                                                                               PAR VALUE        EXCESS OF
                                                                                 SHARES        OF SHARES        PAR VALUE
                                                                            ---------------   -----------   ----------------
Balance, March 31, 2000 .................................................      83,895,940      $ 838,959     $ 812,770,235
Treasury shares purchased and retired (weighted average discount 7.00%)*       (4,324,960)       (43,249)      (40,940,957)
                                                                               ----------      ---------     -------------
Balance, March 31, 2001 .................................................      79,570,980        795,710       771,829,278
Treasury shares purchased and retired (weighted average discount 5.33%)*       (2,007,600)       (20,076)      (20,530,310)
                                                                               ----------      ---------     -------------
Balance, March 31, 2002 .................................................      77,563,380      $ 775,634     $ 751,298,968
                                                                               ==========      =========     =============

------------
* The Trustees have voted to retire the shares purchased.


5. Federal Income Tax Status

During the year ended March 31, 2002, the Fund utilized approximately $104,000 of its net capital loss carryover. At March 31, 2002 the Trust had a net capital loss carryover of approximately $3,229,000 of which $2,650,000 will be available through March 31, 2003 and $579,000 will be available through the termination date of the Trust to offset future capital gains to the extent provided by regulations. To the extent that this carryover loss is used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders.

As of March 31, 2002, the Trust had permanent book/tax differences attributable to gains on paydowns and a nondeductible expense. To reflect reclassifications arising from these differences, paid-in-capital was charged $224,508, accumulated undistributed net investment income was credited $82,840 and accumulated net realized loss was credited $141,668.


6. Reverse Repurchase and Dollar Roll Agreements

Reverse repurchase and dollar roll agreements involve the risk that the market value of the securities the Trust is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a reverse repurchase or dollar roll agreement files for bankruptcy or becomes insolvent, the Trust's use of proceeds may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Trust's obligation to repurchase the securities.

Reverse repurchase agreements are collateralized by Trust securities with market values in excess of the Trust's obligation under the contract. At March 31, 2002, there were no reverse repurchase agreements or dollar rolls outstanding. The maximum and average daily amounts outstanding during the period were $278,050,000 and $149,471,321, respectively. The weighted average interest rate during the period was 3.93%.

TCW/DW Term Trust 2003
NOTES TO FINANCIAL STATEMENTS [] MARCH 31, 2002 continued

7. Dividends

The Trust declared the following dividends from net investment income:




     DECLARATION        AMOUNT        RECORD           PAYABLE
         DATE         PER SHARE        DATE             DATE
    --------------    ---------    -------------   --------------
    March 26, 2002     $ 0.047     April 5, 2002   April 19, 2002

8. Litigation

Four purported class actions have been filed in the Superior Court for the State of California, County of Orange, against some of the Trust's Trustees and officers, one of its underwriters, the lead representative of its underwriters, the Adviser, the Manager and other defendants - but not against the Trust - by certain shareholders of the Trust and other trusts for which the defendants act in similar capacities. These plaintiffs generally allege violations of state statutory and common law in connection with the marketing of the Trust to customers of one of the underwriters. Damages, including punitive damages, are sought in an unspecified amount. On or about October 20, 1995, the plaintiffs filed an amended complaint consolidating these four actions. The defendants thereafter filed answers and affirmative defenses to the consolidated amended complaint. The defendants' answers deny all of the material allegations of the plaintiffs' complaint. In 1996, the plaintiffs voluntarily dismissed, without prejudice, their claims against two defendants who were independent Trustees of the Trust. In March 1997, all of the remaining defendants in litigation filed motions for judgment on the pleadings, seeking dismissal of all of the claims asserted against them. The defendants' motions were fully briefed by all parties and were the subject of a hearing before the Court on April 18, 1997. In July 1997, the Court denied the motion for judgment on the pleadings. In August, 1997, plaintiffs filed a motion for class certification. In their motion, the plaintiffs requested certification of a "nationwide" class of Term Trust purchasers. On June 1, 1998, the Court granted in part and denied in part the plaintiff's motion for class certification. The Court ruled that plaintiff's motion was "granted as to [a California] statewide class," but was "denied as to a nationwide class." The case has been settled subject to judicial approval following a fairness hearing. On October 13, 1998, three separate class actions alleging similar claims on behalf of the residents of the states of Florida, New Jersey and New York were filed in the state courts of those states. The defendants removed the Florida action to federal court and the plaintiff's motion to remand the action to the state court was denied. Motions to dismiss were filed by the defendants in the Florida action on August 30, 1999, in the New Jersey action on July 26, 1999 and in the New York action on September 10, 1999. The New Jersey action was dismissed by the court with prejudice and no appeal was filed. The motion to dismiss the Florida action was denied January 27, 2000. The case was subsequently removed to Florida state court and the litigation remains pending. The Supreme Court of the State of New York dismissed the New York action with prejudice on April 25, 2000 and no appeal was filed. Certain of the defendants in these suits have asserted their right to indemnification from the Trust. The ultimate outcome of these matters is not presently determinable, and no provision has been made in the Trust's financial statements for the effect, if any, of such matters.

TCW/DW Term Trust 2003
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:




                                                                                 FOR THE YEAR ENDED MARCH 31,
                                                        --------------------------------------------------------------------------
                                                             2002           2001           2000            1999          1998
                                                        -------------- ------------- --------------- --------------- -------------
Selected Per Share Data:
Net asset value, beginning of period ..................   $   10.75      $    9.91      $  10.36        $  10.11        $   8.97
                                                          ---------      ---------      --------        --------        --------
Income (loss) from investment operations:
 Net investment income ................................        0.78*          0.63*         0.73*           0.74            0.70
 Net realized and unrealized gain (loss) ..............        0.03           0.76         (0.57)           0.09            1.01
                                                          ---------      ---------      --------        --------        --------
Total income from investment operations ...............        0.81           1.39          0.16            0.83            1.71
                                                          ---------      ---------      --------        --------        --------
Less dividends from net investment income .............       (0.56)         (0.59)        (0.64)          (0.63)         ( 0.63)
                                                          ---------      ---------      --------        --------        --------
Anti-dilutive effect of acquiring treasury shares .....        0.01           0.04          0.03            0.05            0.06
                                                          ---------      ---------      --------        --------        --------
Net asset value, end of period ........................   $   11.01      $   10.75      $   9.91        $  10.36        $  10.11
                                                          =========      =========      ========        ========        ========
Market value, end of period ...........................   $   10.69      $   10.13      $  8.875        $  9.375        $  9.063
                                                          =========      =========      ========        ========
Total Return+ ........................................        10.91%         21.43%         1.46%          10.56%          23.65%
Ratios to Average Net Assets:
Operating expenses ....................................        0.74%          0.73%         0.73%           0.74%           0.74%
Interest expense ......................................        0.69%          2.62%         2.38%           2.40%           2.54%
Total expenses ........................................        1.43%          3.35%         3.11%           3.14%           3.28%
Net investment income .................................        7.09%          6.21%         7.31%           6.93%           6.97%
Supplemental Data:
Net assets, end of period, in thousands ...............    $853,863       $855,638      $831,317        $905,779        $934,981
Portfolio turnover rate ...............................           1%             5%            6%              -               2%

------------
* The per share amounts were computed using an average number of shares outstanding during the period.
+ Total return is based upon the current market value on the last day of each period reported. Dividends and distributions are assumed to be reinvested at the prices obtained under the Trust's dividend reinvestment plan. Total return does not reflect brokerage commissions.



                        See Notes to Financial Statements

TCW/DW Term Trust 2003
INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Trustees of TCW/DW Term Trust 2003:


We have audited the accompanying statement of assets and liabilities of TCW/DW Term Trust 2003 (the "Trust"), including the portfolio of investments, as of March 31, 2002, and the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2002, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of TCW/DW Term Trust 2003 as of March 31, 2002, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP
New York, New York
May 13, 2002

TCW/DW Term Trust 2003
TRUSTEE AND OFFICER INFORMATION

Independent Trustees:



                                                         Term of
                                                       Office and
                                       Position(s)      Length of
       Name, Age and Address of         Held with         Time
         Independent Trustee            Registrant       Served*
------------------------------------- ------------- ----------------
Michael Bozic (61)                    Trustee       Trustee since
c/o Mayer, Brown, Rowe & Maw                        April 1994
Counsel to the Independent Trustees
1675 Broadway
New York, NY

Edwin J. Garn (69)                    Trustee       Trustee since
c/o Summit Ventures LLC                             January 1993
1 Utah Center
201 S. Main Street
Salt Lake City, UT

Wayne E. Hedien (68)                  Trustee       Trustee since
c/o Mayer, Brown, Rowe & Maw                        September 1997
Counsel to the Independent Trustees
1675 Broadway
New York, NY



                                                                                          Number of
                                                                                        Portfolios in
                                                                                            Fund
                                                                                           Complex
       Name, Age and Address of                                                           Overseen
         Independent Trustee             Principal Occupation(s) During Past 5 Years    by Trustee**
------------------------------------- ------------------------------------------------ --------------
Michael Bozic (61)                    Retired; Director or Trustee of the Morgan              129
c/o Mayer, Brown, Rowe & Maw          Stanley Funds and the TCW/DW Term Trusts;
Counsel to the Independent Trustees   formerly Vice Chairman of Kmart Corporation
1675 Broadway                         (December 1998-October 2000), Chairman and
New York, NY                          Chief Executive Officer of Levitz Furniture
                                      Corporation (November 1995-November 1998)
                                      and President and Chief Executive Officer
                                      of Hills Department Stores (May 1991-July
                                      1995); formerly variously Chairman, Chief
                                      Executive Officer, President and Chief
                                      Operating Officer (1987-1991) of the Sears
                                      Merchandise Group of Sears, Roebuck & Co.

Edwin J. Garn (69)                    Director or Trustee of the Morgan Stanley               129
c/o Summit Ventures LLC               Funds and the TCW/DW Term Trusts; formerly
1 Utah Center                         United States Senator (R-Utah) (1974-1992)
201 S. Main Street                    and Chairman, Senate Banking Committee
Salt Lake City, UT                    (1980-1986); formerly Mayor of Salt Lake City,
                                      Utah (1971-1974); formerly Astronaut,
                                      Space Shuttle Discovery (April 12-19,
                                      1985); Vice Chairman, Huntsman Corporation
                                      (chemical company); member of the Utah
                                      Regional Advisory Board of Pacific Corp.

Wayne E. Hedien (68)                  Retired; Director or Trustee of the Morgan              129
c/o Mayer, Brown, Rowe & Maw          Stanley Funds and the TCW/DW Term Trusts;
Counsel to the Independent Trustees   formerly associated with the Allstate
1675 Broadway                         Companies (1966-1994), most recently as
New York, NY                          Chairman of The Allstate Corporation
                                      (March 1993-December 1994) and Chairman
                                      and Chief Executive Officer of its
                                      wholly-owned subsidiary, Allstate
                                      Insurance Company (July 1989-December
                                      1994).



       Name, Age and Address of
         Independent Trustee                 Other Directorships Held by Trustee
------------------------------------- ------------------------------------------------
Michael Bozic (61)                    Director of Weirton Steel Corporation.
c/o Mayer, Brown, Rowe & Maw
Counsel to the Independent Trustees
1675 Broadway
New York, NY




Edwin J. Garn (69)                    Director of Franklin Covey (time management
c/o Summit Ventures LLC               systems), BMW Bank of North America, Inc.
1 Utah Center                         (industrial loan corporation), United Space
201 S. Main Street                    Alliance (joint venture between Lockheed Martin
Salt Lake City, UT                    and the Boeing Company) and Nuskin Asia
                                      Pacific (multilevel marketing); member of
                                      the board of various civic and charitable
                                      organizations.

Wayne E. Hedien (68)
Director of The PMI Group Inc.
(private c/o Mayer, Brown,
Rowe & Maw mortgage insurance);       Director of The PMI Group Inc. (private
                                      mortgage insurance); Trustee and Vice
                                      Chairman of The Field Museum of Natural
                                      History; director of various other
                                      business and charitable organizations.

TCW/DW Term Trust 2003
TRUSTEE AND OFFICER INFORMATION continued


                                                          Term of
                                                         Office and
                                         Position(s)     Length of
        Name, Age and Address of          Held with         Time
          Independent Trustee             Registrant      Served*
--------------------------------------- ------------- ---------------
Dr. Manuel H. Johnson (53)              Trustee       Trustee since
c/o Johnson Smick International, Inc.                 July 1991
1133 Connecticut Avenue, N.W.
Washington, D.C.

Michael E. Nugent (65)                  Trustee       Trustee since
c/o Triumph Capital, L.P.                             July 1991
237 Park Avenue
New York, NY

John L. Schroeder (71)                  Trustee       Trustee since
c/o Mayer, Brown, Rowe & Maw                          April 1994
Counsel to the Independent Trustees
1675 Broadway
New York, NY



                                                                                            Number of
                                                                                          Portfolios in
                                                                                              Fund
                                                                                             Complex
        Name, Age and Address of                                                            Overseen
          Independent Trustee              Principal Occupation(s) During Past 5 Years    by Trustee**
--------------------------------------- ------------------------------------------------ --------------
Dr. Manuel H. Johnson (53)              Chairman of the Audit Committee and Director           129
c/o Johnson Smick International, Inc.   or Trustee of the Morgan Stanley Funds and the
1133 Connecticut Avenue, N.W.           TCW/DW Term Trusts; Senior Partner, Johnson
Washington, D.C.                        Smick International, Inc., a consulting firm;
                                        Co-Chairman and a founder of the Group
                                        of Seven Council (G7C), an international
                                        economic commission; formerly Vice
                                        Chairman of the Board of Governors of
                                        the Federal Reserve System and Assistant
                                        Secretary of the U.S. Treasury.

Michael E. Nugent (65)                  Chairman of the Insurance Committee and                207
c/o Triumph Capital, L.P.               Director or Trustee of the Morgan Stanley
237 Park Avenue                         Funds and the TCW/DW Term Trusts; director/
New York, NY                            trustee of various investment companies
                                        managed by Morgan Stanley Investment
                                        Management Inc. and Morgan Stanley
                                        Investments LP (since July 2001); General
                                        Partner, Triumph Capital, L.P., a private
                                        investment partnership; formerly Vice
                                        President, Bankers Trust Company and BT
                                        Capital Corporation (1984-1988).

John L. Schroeder (71)                  Retired; Chairman of the Derivatives Committee         129
c/o Mayer, Brown, Rowe & Maw            and Director or Trustee of the Morgan Stanley
Counsel to the Independent Trustees     Funds and the TCW/DW Term Trusts; formerly
1675 Broadway                           Executive Vice President and Chief Investment
New York, NY                            Officer of the Home Insurance Company
                                        (August 1991-September 1995).



        Name, Age and Address of
          Independent Trustee                 Other Directorships Held by Trustee
--------------------------------------- ----------------------------------------------
Dr. Manuel H. Johnson (53)              Director of NVR, Inc. (home construction);
c/o Johnson Smick International, Inc.   Chairman and Trustee of the Financial
1133 Connecticut Avenue, N.W.           Accounting Foundation (oversight organization
Washington, D.C.                        of the Financial Accounting Standards Board).

Michael E. Nugent (65)                  Director of various business organizations.
c/o Triumph Capital, L.P.
237 Park Avenue
New York, NY

John L. Schroeder (71)                  Director of Citizens Communications Company
c/o Mayer, Brown, Rowe & Maw            (telecommunications company).
Counsel to the Independent Trustees
1675 Broadway
New York, NY

TCW/DW Term Trust 2003
TRUSTEE AND OFFICER INFORMATION continued

Interested Trustees:





                                                           Term of
                                                          Office and
                                     Position(s)          Length of
   Name, Age and Address of           Held with              Time
      Interested Trustee              Registrant           Served*
------------------------------ ----------------------- ---------------
Charles A. Fiumefreddo (68)    Chairman, Director or   Trustee since
c/o Morgan Stanley Trust       Trustee and Chief       July 1991
Harborside Financial Center,   Executive Officer
Plaza Two,
Jersey City, NJ

James F. Higgins (54)          Trustee                 Trustee since
c/o Morgan Stanley Trust                               June 2000
Harborside Financial Center,
Plaza Two,
Jersey City, NJ

Philip J. Purcell (58)         Trustee                 Trustee since
1585 Broadway                                          April 1994
New York, NY



                                                                                    Number of
                                                                                  Portfolios in
                                                                                      Fund
                                                                                     Complex
   Name, Age and Address of                                                         Overseen
      Interested Trustee          Principal Occupation(s) During Past 5 Years     by Trustee**
------------------------------ ------------------------------------------------- --------------
Charles A. Fiumefreddo (68)    Chairman, Director or Trustee and Chief           129
c/o Morgan Stanley Trust       Executive Officer of the Morgan Stanley Funds
Harborside Financial Center,   and the TCW/DW Term Trusts; formerly
Plaza Two,                     Chairman, Chief Executive Officer and Director
Jersey City, NJ                of the Investment Manager, the Distributor and
                               Morgan Stanley Services, Executive Vice President
                               and Director of Morgan Stanley DW, Chairman and
                               Director of the Transfer Agent, and Director
                               and/or officer of various Morgan Stanley
                               subsidiaries (until June 1998).

James F. Higgins (54)          Senior Advisor of Morgan Stanley (since           129
c/o Morgan Stanley Trust       August 2000); Director of the Distributor and
Harborside Financial Center,   Dean Witter Realty Inc.; Director or Trustee of
Plaza Two,                     the Morgan Stanley Funds and the TCW/DW
Jersey City, NJ                Term Trusts (since June 2000); previously
                               President and Chief Operating Officer of the
                               Private Client Group of Morgan Stanley (May
                               1999-August 2000), President and Chief Operating
                               Officer of Individual Securities of Morgan
                               Stanley (February 1997-May 1999).

Philip J. Purcell (58)         Director or Trustee of the Morgan Stanley         129
1585 Broadway                  Funds and the TCW/DW Term Trusts; Chairman
New York, NY                   of the Board of Directors and Chief Executive
                               Officer of Morgan Stanley and Morgan Stanley DW;
                               Director of the Distributor; Chairman of the
                               Board of Directors and Chief Executive Officer of
                               Novus Credit Services Inc.; Director and/or
                               officer of various Morgan Stanley subsidiaries.



   Name, Age and Address of
      Interested Trustee            Other Directorships Held by Trustee
------------------------------ --------------------------------------------
Charles A. Fiumefreddo (68)    None
c/o Morgan Stanley Trust
Harborside Financial Center,
Plaza Two,
Jersey City, NJ

James F. Higgins (54)          None
c/o Morgan Stanley Trust
Harborside Financial Center,
Plaza Two,
Jersey City, NJ






Philip J. Purcell (58)         Director of American Airlines, Inc. and its
1585 Broadway                  parent company, AMR Corporation.
New York, NY

------------
* Each Trustee serves an indefinite term, until his or her successor is elected.
** The Fund Complex includes all open and closed-end funds (including all of their portfolios) advised by Morgan Stanley Investment Advisors Inc. and any funds that have an investment advisor that is an affiliated person of Morgan Stanley Investment Advisors Inc. (including but not limited to, Morgan Stanley Investment Management Inc., Morgan Stanley Investments LP and Van Kampen Asset Management Inc.).

TCW/DW Term Trust 2003
TRUSTEE AND OFFICER INFORMATION continued

Officers:

                                                     Term of
                                                    Office and
                                 Position(s)        Length of
   Name, Age and Address of       Held with            Time
      Executive Officer           Registrant         Served*         PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
----------------------------- ----------------- -----------------    -----------------------------------------------------------
Mitchell M. Merin (48)        President         President since      President and Chief Operating Officer of Morgan Stanley
1221 Avenue of the Americas                     May 1999             Investment Management (since December 1998); President,
New York, NY                                                         Director (since April 1997) and Chief Executive Officer
                                                                     (since June 1998) of the Investment Manager and Morgan
                                                                     Stanley Services; Chairman, Chief Executive Officer and
                                                                     Director of the Distributor (since June 1998); Chairman
                                                                     and Chief Executive Officer (since June 1998) and
                                                                     Director (since January 1998) of the Transfer Agent;
                                                                     Director of various Morgan Stanley subsidiaries;
                                                                     President of the Morgan Stanley Funds and TCW/DW Term
                                                                     Trusts (since May 1999); Trustee of various Van Kampen
                                                                     investment companies (since December 1999); previously
                                                                     Chief Strategic Officer of the Investment Manager and
                                                                     Morgan Stanley Services and Executive Vice President of
                                                                     the Distributor (April 1997-June 1998), Vice President
                                                                     of the Morgan Stanley Funds (May 1997-April 1999), and
                                                                     Executive Vice President of Morgan Stanley.

Barry Fink (47)               Vice President,   Vice President,      General Counsel (since May 2000) and Managing Director
1221 Avenue of the Americas   Secretary and     Secretary            (since December 2000) of Morgan Stanley Investment
New York, NY                  General Counsel   and General          Management; Managing Director (since December 2000),
                                                Counsel since        and Secretary and General Counsel (since February 1997)
                                                February 1997        and Director (since July 1998) of the Investment
                                                                     Manager and Morgan Stanley Services; Assistant
                                                                     Secretary of Morgan Stanley DW; Vice President,
                                                                     Secretary and General Counsel of the Morgan Stanley
                                                                     Funds and TCW/DW Term Trusts (since February 1997);
                                                                     Vice President and Secretary of the Distributor;
                                                                     previously, Senior Vice President, Assistant Secretary
                                                                     and Assistant General Counsel of the Investment Manager
                                                                     and Morgan Stanley Services.

Thomas F. Caloia (56)         Treasurer         Treasurer since      First Vice President and Assistant Treasurer of the
c/o Morgan Stanley Trust                        April 1989           Investment Manager, the Distributor and Morgan Stanley
Harborside Financial Center,                                         Services; Treasurer of the Morgan Stanley Funds.
Plaza Two
Jersey City, NJ

Philip A. Barach (49)         Vice President    Over 5 years         Managing Director of Trust Company of the West, TCW Asset
865 South Figueroa Street                                            Management Company and TCW Investment Management Company for
Los Angeles, CA                                                      over 5 years.

Jeffrey E. Gundlach (42)      Vice President    Over 5 years         Managing Director of Trust Company of the West, TCW Asset
865 South Figueroa Street                                            Management Company and TCW Investment Management Company for
Los Angeles, CA                                                      over 5 years.

Frederick H. Horton (43)      Vice President    Over 5 years         Managing Director of Trust Company of the West, TCW Asset
865 South Figueroa Street                                            Management Company and TCW Investment Management Company for
Los Angeles, CA                                                      over 5 years.

------------
* Each Officer serves an indefinite term, until his or her successor is elected.



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




TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS
Charles A. Fiumefreddo                                     [TCW/DW logo]
Chairman and Chief Executive Officer
                                                           TERM TRUST
                                                           2003
Mitchell M. Merin
President
                                                          [GRAPHIC OMITTED]
Barry Fink
Vice President, Secretary and General Counsel

Phillip A. Branch
Vice President

Jeffrey E. Gundlach
Vice President

Frederick H. Horton
Vice President
                                                            ANNUAL REPORT
Thomas F. Caloia                                            MARCH 31, 2002
Treasurer

TRANSFER AGENT
Morgan Stanley Trust
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

MANAGER
Morgan Stanley Services Company Inc.
c/o Morgan Stanley Trust
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311

ADVISER
TCW Investment Management Company
865 South Figueroa Street, Suite 1800
Los Angles, CA 90017

                                37932